Intangibles	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangibles	INTANGIBLES

As at	March 31, 2025					March 31, 2024
	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total	Customer relationships		Software		Tradenames (a)		Non-compete agreements		Total
	$	$	$	$	$	$		$		$		$		$
Opening cost	163,297	15,866	2,844	7,738	189,745	163,208		15,812		2,841		7,733		189,594
Additions, purchased	—	116	—	—	116	—		41		—		—		41
Additions through business acquisition (note 4)	7,800	300	—	1,600	9,700	—		—		—		—		—
Additions, internally generated	—	123	—	—	123	—		—		—		—		—
Disposals / retirements	(424)	(338)	—	(810)	(1,572)	—		—		—		—		—
Foreign currency translation adjustment	4,819	766	176	278	6,039	89		13		3		5		110
Ending cost	175,492	16,833	3,020	8,806	204,151	163,297	—	15,866	—	2,844	—	7,738	—	189,745
Opening accumulated amortization	91,530	10,578	—	6,364	108,472	74,135		6,279		—		4,845		85,259
Amortization	13,321	4,361	—	1,244	18,926	17,304		4,279		—		1,512		23,095
Disposals / retirements	(424)	(338)	—	(810)	(1,572)	—		—		—		—		—
Foreign currency translation adjustment	3,014	605	—	256	3,875	91		20		—		7		118
Ending accumulated amortization	107,441	15,206	—	7,054	129,701	91,530		10,578		—		6,364		108,472
Net carrying amount	68,051	1,627	3,020	1,752	74,450	71,767		5,288		2,844		1,374		81,273

(a) Tradenames are allocated to the Industry Solutions CGU for the purpose of impairment testing.